Consolidated Statements of Shareholders' Equity $ in Thousands	USD ($) Share	Capital stock USD ($) shares	Reserves USD ($)	Deficit USD ($)
Beginning balance (in shares) at Dec. 31, 2022 | shares		110,664,190
Beginning balance at Dec. 31, 2022	$ 123,201	$ 193,006	$ 11,753	$ (81,558)
Changes in equity [abstract]
Shares issued for exercise of stock options (in shares)	1,314,000	1,314,000
Shares issued for exercise of stock options	$ 1,283	$ 2,037	(754)
RSUs issued (in shares) | shares		255,850
RSUs issued	(198)	$ 1,001	(1,199)
Share-based payments	2,068		2,068
Reclass of warrants to derivative liability	1,286		1,286
Effect of functional currency change	0	$ (35,131)	8,038	27,093
Loss for the year	(4,633)			(4,633)
Ending balance (in shares) at Dec. 31, 2023 | shares		112,234,040
Ending balance at Dec. 31, 2023	$ 120,435	$ 160,913	18,620	(59,098)
Changes in equity [abstract]
Shares issued for exercise of stock options (in shares)	1,372,000	1,372,000
Shares issued for exercise of stock options	$ 1,722	$ 2,690	(968)
RSUs issued (in shares) | shares		164,500
RSUs issued	(122)	$ 1,535	(1,657)
Share-based payments	2,346		2,346
Common shares returned to treasury (in shares) | shares		(3,520,208)
Common shares returned to treasury	(5,658)	$ (5,658)
Shares issued for royalty (in shares) | shares		30,000
Shares issued for royalty	45	$ 45
Loss for the year	(3,288)			(3,288)
Ending balance (in shares) at Dec. 31, 2024 | shares		110,280,332
Ending balance at Dec. 31, 2024	$ 115,480	$ 159,525	$ 18,341	$ (62,386)